Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables
Summary of other payables
Other Payables are comprised of the following items:

	Year Ended December 31,
	2022	2021
Provision for profit sharing program (i)	$2,508,143	$59,855
Accrued expenses (ii)	2,491,847	—
Advances from customers (iii)	800,000	405,000
Accruals related to payroll (iv)	763,031	455,392
Social charges payable (v)	626,627	163,384
Other payable	300,738	52,405
Long-term incentive (vi)	177,859	183,041

Total	$7,668,245	$1,319,077

Current portion	$6,648,171	$616,156
Non-current portion	$1,020,074	$702,921

(i)	Refers to accruals payable to the employees under the profit sharing programs.
(ii)	Accruals for services received from third parties whose invoices were not received.

(iii)	Refers to advances from customers which have signed a letter of intent to purchase eVTOLs.
(iv)	Refers to accruals related to personnel obligations recorded in the financial statements, including mainly vacation expenses and other minor expenses.
(v)	Refers to social charges and taxes applicable in relation to personnel compensation.
(vi)
These represent the ERJ’s LTIP obligations. The balance presented as of December 31, 2021, was carved-out
from ERJ and the balance as of December 31, 2022, relates to the LTIP obligation assumed by Eve towards certain grantees transferred from ERJ to Eve during the period.